Accounts Receivable, Net (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accounts receivable, net
Accounts receivable - billed	$ 573,090	$ 509,371
Accounts receivable - unbilled	130,697	72,048
Less-allowances	(16,564)	(15,566)
Accounts receivable, net	$ 687,223	$ 565,853